Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenue
Health care services	€ 3,606,807	€ 3,325,459
Health care products	941,562	884,666
Revenue	4,548,369	4,210,125
Revenue from contracts with customers
Revenue
Health care services	3,492,515	3,233,136
Health care products	911,982	849,620
Revenue	4,404,497	4,082,756
Other revenue
Revenue
Health care services	114,292	92,323
Health care products	29,580	35,046
Revenue	€ 143,872	€ 127,369